Goodwill and Intangible Assets - Estimated Future Amortization for Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Goodwill And Intangible Assets Disclosure [Abstract]
2013	$ 8
2014	8
2015	8
2016	8
2017	8
Thereafter	97
Intangible assets, net	$ 137	$ 145